Significant Accounting Policies (Details) - Schedule of Translation of Foreign Currencies	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SGD [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Period-end exchange rates	1.3186	1.3446	1.3517
Period-average exchange rates	1.3414	1.3792	1.3437
MYR [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Period-end exchange rates	4.5912	4.4129
Period-average exchange rates	4.5617	4.4061